Expense Example {- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-14 - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund: Class A
Expense Example:
1 year	$ 341
3 years	505
5 years	689
10 years	1,220
Fidelity Advisor Limited Term Municipal Income Fund: Class M
Expense Example:
1 year	340
3 years	490
5 years	655
10 years	1,136
Fidelity Advisor Limited Term Municipal Income Fund: Class C
Expense Example:
1 year	240
3 years	460
5 years	807
10 years	1,594
Fidelity Advisor Limited Term Municipal Income Fund: Class I
Expense Example:
1 year	38
3 years	150
5 years	279
10 years	655
Fidelity Advisor Limited Term Municipal Income Fund: Class Z
Expense Example:
1 year	32
3 years	120
5 years	221
10 years	$ 515